SUMMARY OF IDENTIFIABLE INTANGIBLE ASSETS (Details) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets		$ 2,586,366		$ 2,221,900		$ 1,200,500
Identifiable intangible assets, useful life		8 years 2 months 26 days		8 years 5 months 12 days
Less accumulated amortization		$ (226,964)		$ (116,468)		(15,648)
Less impairment charge (3)	[1]					(100,000)
Total		$ 2,359,402		$ 2,105,432		$ 1,084,852
TalaTek, LLC [Member] | Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets, useful life description		Indefinite	[2]	Indefinite	[3]	Indefinite	[3]
Identifiable intangible assets		$ 1,211,800	[2]	$ 1,094,500	[2],[3]	$ 589,200	[3]
TalaTek, LLC [Member] | Customer Base [Member]
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets		$ 384,000	[2]	$ 370,000	[2],[3]	$ 206,000	[3]
Identifiable intangible assets, useful life		15 years	[2]	15 years	[3]	15 years	[3]
TalaTek, LLC [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets		$ 242,100	[2]	$ 236,400	[2],[3]	$ 183,300	[3]
Identifiable intangible assets, useful life	[2]	5 years
TalaTek, LLC [Member] | Noncompete Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets, useful life	[3]			2 years		2 years
TalaTek, LLC [Member] | Noncompete Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets, useful life	[3]			5 years		5 years
TalaTek, LLC [Member] | Intellectual Property/Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets		$ 748,466	[2]	$ 521,000	[2],[3]	$ 122,000	[3]
Identifiable intangible assets, useful life		10 years	[2]	10 years	[3]	10 years	[3]
TalaTek, LLC [Member] | First Priority Option to Acquire SaaS Product [Member]
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets	[4]					$ 100,000

[1]	The Company concluded that the carrying amount of the SaaS Option would not be recoverable and, as a result, fully impaired the asset at December 31, 2019.
[2]	These intangible assets were acquired in the acquisitions of TalaTek, Techville, Clear Skies, Alpine and VelocIT.
[3]	These intangible assets were acquired in the acquisition of TalaTek, Techville and Clear Skies.
[4]	These intangible assets were acquired in the acquisition of TalaTek.